Debt	12 Months Ended
Dec. 31, 2015
Debt
Debt

14.Debt

	December 31,
($ thousands)	2015	2014

6.250% Senior Secured Notes due 2022	1,468,875	—
6.500% Senior Secured Notes due 2025	1,084,249	—
4.750% Senior Secured Notes due 2023	912,418	—
4.125% Senior Secured Notes due 2020	752,212	—
5.625% Senior Secured Notes due 2020	592,245	—

Senior Secured Notes	4,809,999	—

6.625% Senior Secured Notes due 2018	533,915	590,557
4.750% Senior Secured Notes due 2020	520,649	575,270

Legacy GTECH Notes	1,054,564	1,165,827

7.500% Senior Secured Notes due 2019	530,009	—
5.500% Senior Secured Notes due 2020	126,833	—
5.350% Senior Secured Notes due 2023	61,303	—

Legacy IGT Notes	718,145	—

Term Loan Facilities due 2019	866,785	—
Revolving Credit Facilities	834,968	876,505
Capital Securities due 2066	49,472	54,975
Other	80	1,764

Long-term debt, less current portion	8,334,013	2,099,071

Current portion of long-term debt	160	849,600
Short-term borrowings	—	10,800

Total Debt	8,334,173	2,959,471

The principal balances of each debt obligation and a reconciliation to the balance sheet follows:

	December 31, 2015
		Debt issuance	Premium
($ thousands)	Principal	cost, net	(Discount)	Swap	Total

6.250% Senior Secured Notes due 2022	1,500,000	(20,610)	—	(10,515)	1,468,875
6.500% Senior Secured Notes due 2025	1,100,000	(15,751)	—	—	1,084,249
4.750% Senior Secured Notes due 2023	925,395	(12,977)	—	—	912,418
4.125% Senior Secured Notes due 2020	762,090	(9,878)	—	—	752,212
5.625% Senior Secured Notes due 2020	600,000	(7,755)	—	—	592,245

Senior Secured Notes	4,887,485	(66,971)	—	(10,515)	4,809,999

6.625% Senior Secured Notes due 2018	544,350	(10,435)	—	—	533,915
4.750% Senior Secured Notes due 2020	544,350	(23,701)	—	—	520,649

Legacy GTECH Notes	1,088,700	(34,136)	—	—	1,054,564

7.500% Senior Secured Notes due 2019	500,000	—	28,345	1,664	530,009
5.500% Senior Secured Notes due 2020	124,143	—	3,034	(344)	126,833
5.350% Senior Secured Notes due 2023	60,567	—	736	—	61,303

Legacy IGT Notes	684,710	—	32,115	1,320	718,145

Term Loan Facilities due 2019	870,960	(4,175)	—	—	866,785
Revolving Credit Facilities due 2019	855,480	(20,512)	—	—	834,968
Capital Securities due 2066	49,530	(58)	—	—	49,472
Other	240	—	—	—	240

Total Debt	8,437,105	(125,852)	32,115	(9,195)	8,334,173

	December 31, 2014
		Debt	Premium
($ thousands)	Principal	issuance cost	(Discount)	Swap	Total

6.625% Senior Secured Notes due 2018	607,050	(16,493)	—	—	590,557
4.750% Senior Secured Notes due 2020	607,050	(31,780)	—	—	575,270

Legacy GTECH Notes	1,214,100	(48,273)	—	—	1,165,827

Revolving Credit Facilities due 2015	897,115	(22,490)	—	—	874,625
Capital Securities due 2066	910,575	(4,299)	—	—	906,276
Short-term borrowings	10,800	—	—	—	10,800
Other	1,943	—	—	—	1,943

Total Debt	3,034,533	(75,062)	—	—	2,959,471

At December 31, 2015 and December 31, 2014, the Company’s unused available liquidity is summarized below:

	December 31,
($ thousands)	2015	2014

Revolving Credit Facilities	2,087,655	1,534,870
Term Loan Facilities	—	—

Total Liquidity	2,087,655	1,534,870

The following table summarizes payments due under the Company’s significant contractual commitments as of December 31, 2015:

	Payments by calendar year
($ thousands)						2021 and
Description	2016	2017	2018	2019	2020	thereafter	Total

6.250% Senior Secured Notes due 2022	—	—	—	—	—	1,500,000	1,500,000
6.500% Senior Secured Notes due 2025	—	—	—	—	—	1,100,000	1,100,000
4.750% Senior Secured Notes due 2023	—	—	—	—	—	925,395	925,395
4.125% Senior Secured Notes due 2020	—	—	—	—	762,090	—	762,090
5.625% Senior Secured Notes due 2020	—	—	—	—	600,000	—	600,000

Senior Secured Notes	—	—	—	—	1,362,090	3,525,395	4,887,485

6.625% Senior Secured Notes due 2018	—	—	544,350	—	—	—	544,350
4.750% Senior Secured Notes due 2020	—	—	—	—	544,350	—	544,350

Legacy GTECH Notes	—	—	544,350	—	544,350	—	1,088,700

7.500% Senior Secured Notes due 2019	—	—	—	500,000	—	—	500,000
5.500% Senior Secured Notes due 2020	—	—	—	—	124,143	—	124,143
5.350% Senior Secured Notes due 2023	—	—	—	—	—	60,567	60,567

Legacy IGT Notes	—	—	—	500,000	124,143	60,567	684,710

Term Loan Facilities due 2019	—	—	—	870,960	—	—	870,960
Revolving Credit Facilities due 2019	—	—	—	855,480	—	—	855,480
Capital Securities due 2066 (1)	—	—	—	—	—	49,530	49,530
Other	160	80	—	—	—	—	240

Total Debt (2)	160	80	544,350	2,226,440	2,030,583	3,635,492	8,437,105

(1)	The Company redeemed the Capital Securities at par on March 31, 2016.

(2)

Amounts presented relate to the principal amount of long-term debt and exclude the related interest expense that will be paid when due, fair value adjustments, discounts, premiums and loan origination fees. See the table above for a reconciliation of the amounts presented to the amounts on the consolidated balance sheet.

Senior Secured Notes

In April 2015, IGT PLC issued five series of senior secured notes (the “Senior Secured Notes”). The original principal amounts of and the proceeds received by IGT PLC from the issuance of the Senior Secured Notes were as follows (in thousands):

Senior Secured Notes	Original Principal Amount	Proceeds (in U.S. Dollars)	Effective Interest Rate
6.250% Senior Secured Notes due 2022	$1,500,000	1,500,000	6.52%
6.500% Senior Secured Notes due 2025	$1,100,000	1,100,000	6.71%
4.750% Senior Secured Notes due 2023	€850,000	919,190	4.98%
4.125% Senior Secured Notes due 2020	€700,000	756,980	4.47%
5.625% Senior Secured Notes due 2020	$600,000	600,000	5.98%

Total proceeds		4,876,170

Principal amounts in euro were converted to U.S. dollars using the exchange rate in effect on April 7, 2015.

IGT PLC used the proceeds from the issuance of the Senior Secured Notes to fund the cash portion of the merger consideration for the Subsidiary Merger and to pay certain costs associated with the Mergers.

Interest on the Senior Secured Notes at the rates per annum set forth in the table above is payable semi-annually in arrears.

The Senior Secured Notes are rated Ba2 and BB+ by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively.

The Senior Secured Notes are guaranteed by certain subsidiaries of IGT PLC and are secured by ownership interests held by IGT PLC in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

IGT PLC may redeem the Senior Secured Notes in whole or in part at any time prior to certain specified dates that range from November 15, 2019 through August 15, 2024 at 100% of their principal amount together with accrued and unpaid interest plus an applicable “make whole” premium. After such dates, IGT PLC may redeem the Senior Secured Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest. IGT PLC may also redeem the Senior Secured Notes in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. In addition, upon the occurrence of certain events, IGT PLC will be required to offer to repurchase all of the Senior Secured Notes at a price equal to 101% of their principal amount plus accrued and unpaid interest.

The Senior Secured Notes contain customary covenants and events of default. As of December 31, 2015, IGT PLC was in compliance with all of the covenants.

Legacy GTECH Notes

In December 2010, GTECH S.p.A. (“GTECH”), issued €500 million ($544.4 million at the December 31, 2015 exchange rate) of 5.375% senior notes due 2018 (the “Legacy GTECH 2018 Notes”) and in December 2012, GTECH issued €500 million ($544.4 million at the December 31, 2015 exchange rate) of 3.500% senior notes due 2020 (the “Legacy GTECH 2020 Notes”, and together with the Legacy GTECH 2018 Notes, the “Legacy GTECH Notes”).

In October 2014, GTECH solicited the holders of the Legacy GTECH Notes to approve proposals by extraordinary resolutions to: (1) approve the Holdco Merger and certain related transactions generally and in accordance with and for the purposes of any applicable statutory or court creditor process, (2) agree that no put event was deemed to occur as a result of or in connection with the Holdco Merger and such related transactions and (3) waive any and all events of default, potential events of default and any other breach of the conditions of the Legacy GTECH Notes that had been, were or may have been, within the period of 12 months from the passing of the extraordinary resolutions, triggered by or in connection with the Holdco Merger or such related transactions. In November 2014, holders of the requisite principal amounts of the Legacy GTECH Notes passed extraordinary resolutions approving the proposals. GTECH paid an aggregate of $39 million (€31.3 million) in consent fees to the relevant holders of the Legacy GTECH Notes in connection therewith.

In January 2015, Moody’s and S&P downgraded the ratings of the Legacy GTECH Notes from Baa3 and BBB- to Ba2 and BB+, respectively. As a result, the interest rate on the Legacy GTECH 2018 Notes was increased to 6.625% per annum effective February 2, 2015 and the interest rate on the Legacy GTECH 2020 Notes was increased to 4.750% per annum effective March 5, 2015. Interest on the Legacy GTECH Notes at such rates is payable annually in arrears. The interest rates on the Legacy GTECH Notes are subject to a 1.25% per annum decrease in the event of an upgrade in their ratings by Moody’s and S&P.

As a result of the Holdco Merger, IGT PLC became the issuer of the Legacy GTECH Notes.

The Legacy GTECH Notes are guaranteed by certain subsidiaries of IGT PLC and are secured by ownership interests held by IGT PLC in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

IGT PLC may redeem the Legacy GTECH Notes in whole but not in part, at the greater of:

•	100% of their principal amount together with any accrued and unpaid interest, or
•	at an amount specified in the terms and conditions of the Legacy GTECH Notes.

IGT PLC may also redeem the Legacy GTECH Notes in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. In addition, upon the occurrence of certain events, IGT PLC may be required to redeem the Legacy GTECH Notes in whole or in part at 100% of their principal amount plus accrued and unpaid interest.

At December 31, 2015, the effective interest rate on the legacy GTECH Notes due 2018 and Legacy GTECH Notes due 2020 was 7.74% and 6.00%, respectively. At December 31, 2014, the effective interest rate on the legacy GTECH Notes due 2018 and Legacy GTECH Notes due 2020 was 5.59% and 3.76%, respectively.

The Legacy GTECH Notes contain customary covenants and events of default. As of December 31, 2015 and 2014, IGT PLC was in compliance with all of the covenants.

Legacy IGT Notes

In June 2009, International Game Technology, a Nevada corporation (“IGT”), issued $500 million 7.500% senior notes due 2019 (the “Legacy IGT 2019 Notes”), in June 2010, IGT issued $300 million 5.500% senior notes due 2020 (the “Legacy IGT 2020 Notes”) and in September 2013, IGT issued $500 million 5.350% senior notes due 2023 (the “Legacy IGT 2023 Notes”, and together with the Legacy IGT 2019 Notes and the Legacy IGT 2020 Notes, the “Legacy IGT Notes”).

As a result of the change in control of IGT which occurred as a result of the Subsidiary Merger, IGT was required to offer to purchase the Legacy IGT 2020 Notes and the Legacy IGT 2023 Notes for a purchase price equal to 101% of the principal plus any accrued and unpaid interest. In April 2015, IGT made the required offers to purchase and solicited the consent of the holders of the Legacy IGT 2020 Notes and the Legacy IGT 2023 Notes to an amendment to the financial reporting covenant of the Legacy IGT 2020 Notes and the Legacy IGT 2023 Notes. In May 2015, holders of $175.9 million of the Legacy IGT 2020 Notes tendered their notes for purchase and holders of $439.4 million of the Legacy IGT 2023 Notes tendered their notes for purchase and requisite holders of the Legacy IGT 2020 Notes and the Legacy IGT 2023 Notes consented to the amendment. IGT accepted all of the Legacy IGT 2020 Notes and all of the Legacy IGT 2023 Notes tendered for purchase and paid an aggregate of $621.4 million to the relevant holders of the Legacy IGT 2020 Notes and the Legacy IGT 2023 Notes in connection therewith.

Interest on the Legacy IGT Notes at the rates per annum set forth in the table above is payable semi-annually in arrears.

The Legacy IGT Notes were rated Ba2 and BB+ by Moody’s and S&P, respectively at December 31, 2015.

The Legacy IGT Notes are guaranteed by IGT PLC and certain of its subsidiaries and are secured by certain intercompany loans with principal balances in excess of $10 million.

IGT may redeem the Legacy IGT Notes in whole but not in part, at the greater of:

•	100% of their principal amount together with any accrued, and
•	unpaid interest and a make-whole premium.

In addition, upon the occurrence of certain events, IGT will be required to offer to repurchase all of the Legacy IGT Notes at a price equal to 100% of their principal amount and accrued and unpaid interest.

At December 31, 2015, the effective interest rate on the Legacy IGT 2019 Notes, Legacy IGT 2020 Notes and Legacy IGT 2023 Notes was 5.67%, 4.88% and 5.47%, respectively.

The Legacy IGT Notes contain customary covenants and events of default. As of December 31, 2015, IGT was in compliance with all of the covenants.

Term Loan Facilities

In January 2015, GTECH entered into a senior term loan facilities agreement (“TLF Senior Facilities Agreement”) with a syndicate of financial institutions that provides for two (2) €400 million ($435.5 million at the December 31, 2015 exchange rate) term loan facilities maturing in 2019 (the “Term Loan Facilities”). Upon the completion of the Holdco Merger, IGT PLC became the borrower under one of the Term Loan Facilities and a subsidiary of IGT PLC became the borrower under the other of the Term Loan Facilities.

IGT PLC used the proceeds of the Term Loan Facilities to repay borrowings under the Revolving Credit Facilities (as defined below).

Interest on the Term Loan Facilities is payable between one and six months in arrears at rates equal to the applicable LIBOR or EURIBOR plus a margin based on IGT PLC’s long-term ratings by Moody’s and S&P. At December 31, 2015, the effective interest rate on the Term Loan Facilities was 1.9%.

The Term Loan Facilities are guaranteed by IGT PLC and certain of its subsidiaries and are secured by ownership interests held by IGT PLC in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

Upon the occurrence of certain events, the borrowers may be required to prepay the Term Loan Facilities in full.

The TLF Senior Facilities Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. As of December 31, 2015, the borrowers under the Term Loan Facilities were in compliance with all of the covenants.

Revolving Credit Facilities

In November 2014, GTECH and IGT Global Solutions Corporation entered into a senior facilities agreement (“RCF Senior Facilities Agreement”) with a syndicate of financial institutions that provided for the following multi-currency revolving credit facilities (the “Revolving Credit Facilities”):

Maximum
Borrowing
Available	Facility	Borrower
$1,800,000	Revolving Credit Facility A	IGT PLC, IGT and IGT Global Solutions Corporation

€1,050,000	Revolving Credit Facility B	IGT PLC and Lottomatica Holding S.r.l.

In April 2015, the RCF Senior Facilities Agreement was amended to increase the maximum principal amount of Revolving Credit Facility A from $1.5 billion to $1.8 billion and Revolving Credit Facility B from €850 million ($925.4 million at the December 31, 2015 exchange rate) to €1.05 billion ($1.14 billion at the December 31, 2015 exchange rate).

The borrowers may utilize the Revolving Credit Facilities for letters of credit up to certain sub-limits and Revolving Credit Facility A for U.S. dollar swingline loans.

Proceeds from the Revolving Credit Facilities may be used for general corporate purposes. In 2014, the borrowers used proceeds from the Revolving Credit Facilities to repay amounts borrowed under a prior senior facilities agreement and to pay the redemption price of the Legacy GTECH 2016 Notes (as defined below). In 2015, the borrowers used the proceeds from the Revolving Credit Facilities to fund the cash portion of the merger consideration for the Subsidiary Merger, to repay amounts borrowed by IGT under a prior revolving credit facility agreement and to pay the purchase price of the Legacy IGT 2020 Notes and the Legacy IGT 2023 notes tendered for purchase and the associated consent fees.

Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable LIBOR or EURIBOR plus a margin based on IGT PLC’s long-term ratings by Moody’s and S&P. At December 31, 2015 and 2014, the effective interest rate on the Revolving Credit Facilities was 2.2% and 1.78%, respectively.

The RCF Senior Facilities Agreement provides that the following fees (which are recorded as interest expense) are payable quarterly in arrears:

•

Commitment fees — payable on the undrawn and un-cancelled amount of the Revolving Credit Facilities depending on IGT PLC’s long-term ratings by Moody’s and S&P. The applicable rate was 0.725% at December 31, 2015.

•	Utilization fees — payable on the aggregate amount of the Revolving Credit Facilities at a rate determined upon such drawn amount. The applicable rate was 0.30% at December 31, 2015.

The Revolving Credit Facilities are guaranteed by IGT PLC and certain of its subsidiaries and are secured by ownership interests held by IGT PLC in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments.

The RCF Senior Facilities Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA) and events of default. As of December 31, 2015, the borrowers under the Revolving Credit Facilities were in compliance with all of the covenants.

Capital Securities

In May 2006, GTECH issued subordinated interest-deferrable Capital Securities due 2066 (the “Capital Securities”).

In December 2014, GTECH invited the holders of the Capital Securities to: (1) tender the Capital Securities for purchase by GTECH and (2) approve proposals by extraordinary resolutions to (a) acknowledge that a condition of the Capital Securities did not apply to the offer to purchase the Capital Securities and (b) approve certain amendments to the conditions of the Capital Securities. In January 2015, holders of the Capital Securities tendered $796.4 million (€704.5 million) of the Capital Securities for purchase by GTECH and holders of the requisite principal amount of the Capital Securities passed extraordinary resolutions approving the proposals. GTECH purchased all of the Capital Securities tendered for purchase and paid an aggregate of $869.8 million (€816.9 million) in consideration to the relevant holders of the Capital Securities in connection therewith.

Interest on the Capital Securities at the rate of 8.250% is payable annually through March 31, 2016 and a variable rate of EURIBOR plus 5.050% payable semi-annually thereafter.

As a result of the Holdco Merger, IGT PLC became the issuer of the Capital Securities.

IGT PLC may redeem the Capital Securities in whole but not in part at 100% of their principal amount together with accrued and unpaid interest and certain other amounts on March 31, 2016 and any interest payment date thereafter. IGT PLC may also redeem the Capital Securities in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events.

Prior to their redemption at par on March 31, 2016, the Capital Securities were rate B1 and B+ by Moody’s and S&P, respectively.

Legacy GTECH Notes due 2016

In December 2009, GTECH issued €750 million ($816.5 million at the December 31, 2015 exchange rate) of 5.375% senior notes due 2016 (the “Legacy GTECH 2016 Notes”). The Legacy GTECH 2016 Notes were rated Baa3 and BBB- by Moody’s and S&P, respectively, and were guaranteed by certain subsidiaries of GTECH. In December 2014, GTECH redeemed the Legacy GTECH 2016 Notes. In connection with the redemption, GTECH paid an aggregate $88.6 million make-whole premium to the holders of the Legacy GTECH 2016 Notes and wrote off unamortized debt issuance costs of $3.2 million. GTECH also held €150 million notional amount of interest rate swaps, which were designated as hedges of fixed interest rates on the Legacy GTECH 2016 Notes, which were settled in December 2014 in connection with the redemption, resulting in a $10.1 million gain.

Bridge Facility

In July 2014, in connection with GTECH’s planned acquisition of IGT, GTECH obtained a commitment from affiliates of Credit Suisse AG, Barclays PLC and Citigroup Inc. to fund a 364-day senior bridge term loan credit facility (the “Bridge Facility”) in an aggregate principal amount of approximately $10.7 billion, of which approximately 45% was denominated in euros and approximately 55% of which was denominated in U.S. dollars. The proceeds of the Bridge Facility were to be used to fund the cash portion of the merger consideration of the Subsidiary merger, to pay transaction expenses, to redeem or refinance the Legacy GTECH Notes, the Legacy IGT Notes, the Capital Securities and the Legacy GTECH 2016 Notes, to the extent applicable, and to pay the shareholders of GTECH exercising rescission rights.

In connection with the Bridge Facility commitment, GTECH incurred fees of $80.5 million (€59.1 million), which were payable in full upon the earliest occurrence of certain events set forth in the related agreements, including, among others, the closing of the acquisition of IGT or the date the Bridge Facility terminated in accordance with its terms. The fees of $80.5 million (€59.1 million) were recorded within current financial liabilities, with an offsetting entry in other current assets on the consolidated balance sheet. The cost deferred in other current assets was being amortized to interest expense over the estimated duration of the Bridge Facility (11½ months beginning July 15, 2014 based on the applicable commitment amounts). In addition, a daily ticking fee accrued on the aggregate amount of the commitments in respect of the Bridge Facility during the period from and including July 15, 2014, to but excluding the date upon which the Bridge Facility was terminated, at a rate equal to 0.25% per annum. The ticking fee was payable in full on the earlier of (1) termination or expiration of the commitment letter and (2) the closing of the acquisition of IGT. The ticking fee was recorded as interest expense in the consolidated statement of operations and accrued within current financial liabilities on the consolidated balance sheet. On December 12, 2014, in accordance with the terms of the Bridge Facility, the Company incurred additional fees of approximately $31.1 million which were recorded within other current liabilities and other current assets to be amortized over the remaining estimated duration of the Bridge Facility. In 2015 and 2014, the Company recorded $23.7 million and $47.6 million of interest expense, respectively relating to the Bridge Facility.

In February 2015, the Bridge Facility commitment was terminated and unamortized bridge fees of $34.5 million were recorded to other expense in the consolidated statement of operations.

Other Credit Facilities

IGT PLC and certain of its subsidiaries may borrow under senior unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2015 and 2014, there were no borrowings under these facilities.

Letters of Credit

IGT PLC and certain of its subsidiaries may obtain letters of credit under the Revolving Credit Facilities and under senior unsecured uncommitted letter of credit facilities made available by several financial institutions. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2015 and 2014 and the weighted average annual cost of such letters of credit:

	Letters of Credit Outstanding
	Not under the	Under the
	Revolving Credit	Revolving Credit		Weighted Average
($ thousands)	Facilities	Facilities	Total	Annual Cost
December 31, 2015	711,365	—	711,365	0.97%
December 31, 2014	796,397	—	796,397	0.94%

Interest Expense

	For the year ended December 31,
($ thousands)	2015	2014	2013

Senior Secured Notes	(248,407)	—	—
Revolving Credit Facilities	(47,789)	(14,954)	(15,121)
6.625% Senior Secured Notes due 2018	(40,481)	(36,961)	(36,861)
4.750% Senior Secured Notes due 2020	(29,941)	(24,842)	(24,633)
Bridge Facility	(23,717)	(47,577)	—
7.500% Senior Secured Notes due 2019	(18,651)	—	—
Term Loan Facilities due 2019	(15,537)	—	—
Capital Securities due 2066	(8,550)	(85,250)	(85,881)
5.350% Senior Secured Notes due 2023	(4,753)	—	—
5.500% Senior Secured Notes due 2020	(3,359)	—	—
5.375% Senior Secured Notes due 2016	—	(45,864)	(49,770)
Other	(16,799)	(6,772)	(4,862)

	(457,984)	(262,220)	(217,128)

Interest paid was $365.5 million, $211.7 million and $189.0 million in 2015, 2014 and 2013, respectively.